Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 4,181,000	$ 10,920,000	$ 17,500,000
Impaired Financing Receivable, Related Allowance	1,009,000	1,074,000
Loan Receivable for Which Value of Collateral Sufficient to Repay	1,400,000	8,000,000	7,800,000
Impaired Financing Receivable, Interest Income, Accrual Method	259,000	347,000
Financing Receivable, Modifications, Recorded Investment	2,519,000	9,450,000	17,400,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	400,000	900,000	1,800,000
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 1,500,000	0
Loan to Value Ratio	75.00%
Allowance for Credit Losses, Change in Method of Calculating Impairment	$ 500,000	$ 400,000
Percentage Reserves for Loan Losses On Troubled Debt Restructurings	5.20%	5.10%
Loans and Leases Receivable, Allowance	$ 9,709,000	$ 8,332,000	11,401,000	$ 21,608,000
Provision for Loan and Lease Losses	(164,000)	(6,998,000)	(7,881,000)
Nonperforming Financial Instruments [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Related Allowance	700,000	800,000	3,400,000
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Accrual Method	500,000	900,000	1,800,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	300,000	200,000	100,000
Trouble Debt Restructings [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Cash Basis Method	200,000	$ 300,000	$ 500,000
Classified [Member] | Nonperforming Financial Instruments [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	700,000
Classified [Member] | Performing Financial Instruments [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	500,000
Kasson State Bank [Member]
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	400,000
Provision for Loan and Lease Losses	$ 0